RULE 497(J) CERTIFICATION



Date: April 30, 1998

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Berger Investment Portfolio Trust (the "Trust"), on behalf of each of its series known as the Berger Small Company Growth Fund, the Berger New Generation Fund, the Berger Balanced Fund, the Berger Select Fund and the Berger Mid Cap Growth Fund (the "Funds"), respectively, hereby certifies that:

    (1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

    (2) the text of Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange
    Commission on April 30, 1998.


                        BERGER INVESTMENT PORTFOLIO TRUST
                        on behalf of each of its series
                        known as the Berger Small Company
                        Growth Fund, the Berger New
                        Generation Fund, the Berger
                        Balanced Fund, the Berger Select
                        Fund and the Berger Mid Cap
                        Growth Fund



                        By: ____________________________
                            Kevin R. Fay, Vice President